Equity-based Compensation (Tables)	9 Months Ended
Sep. 30, 2020
Share-based Payment Arrangement [Abstract]
Schedule of RSU Activity

The RSU activity for the three and nine months ended September 30, 2020 was as follows:

	Three months ended September 30, 2020		Nine months ended September 30, 2020
	Number of RSUs	Weighted Average Grant Date Fair Value	Number of RSUs	Weighted Average Grant Date Fair Value
Balance at beginning of period	4,629,812	$21.41	—	$—
Granted	59,283	22.29	4,690,167	21.42
Vested	—	—	—	—
Forfeited or cancelled	(13,351)	23.00	(14,423)	23.00

Balance at end of period	4,675,744	$21.42	4,675,744	$21.42